Goodwill and Other Intangible Assets - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Line Items]
Intangible assets developed or acquired	¥ 266,325	¥ 113,216
Weighted average amortization period for acquired intangible assets	14 years	9 years
Aggregate amortization expense	¥ 50,963	¥ 49,568	¥ 49,741
Estimated amortization expense for intangible assets, 2017	60,474
Estimated amortization expense for intangible assets, 2018	53,031
Estimated amortization expense for intangible assets, 2019	42,624
Estimated amortization expense for intangible assets, 2020	34,079
Estimated amortization expense for intangible assets, 2021	28,817
Intangible assets not subject to amortization other than goodwill	18,026	17,943
Trademarks
Goodwill and Intangible Assets Disclosure [Line Items]
Intangible assets developed or acquired		¥ 42,949
Weighted average amortization period for acquired intangible assets		15 years
Computer software, intangible asset
Goodwill and Intangible Assets Disclosure [Line Items]
Intangible assets developed or acquired	¥ 36,054	¥ 39,817
Weighted average amortization period for acquired intangible assets	5 years	5 years
Patents and developed technology
Goodwill and Intangible Assets Disclosure [Line Items]
Intangible assets developed or acquired	¥ 73,451	¥ 18,083
Weighted average amortization period for acquired intangible assets	10 years	7 years
Customer Relationships
Goodwill and Intangible Assets Disclosure [Line Items]
Intangible assets developed or acquired	¥ 155,997
Customer Relationships | Minimum
Goodwill and Intangible Assets Disclosure [Line Items]
Weighted average amortization period for acquired intangible assets	15 years
Customer Relationships | Maximum
Goodwill and Intangible Assets Disclosure [Line Items]
Weighted average amortization period for acquired intangible assets	20 years